Provisions - Summary of movements in provision (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Discount for well plugging and abandonment (Note 10.3)	$ 2,434	$ 1,312	$ 2,387
Asset retirement obligation [member]
Disclosure of other provisions [line items]
Amounts at beginning of year	32,438	15,287
Discount for well plugging and abandonment (Note 10.3)	2,434	1,312
Increase in the change in capitalized estimates (Note 12)	5,397	23,325
Incorporation through business combination (Note 1.2.2 and 32)	12,013	0
Increase (decrease) in the change in estimates of conventional assets	2,340	(7,486)
Settlements	(165)	0
Amounts at end of year	54,457	32,438	15,287
Environmental remediation [member]
Disclosure of other provisions [line items]
Amounts at beginning of year	4,516	1,084
Increase (decrease) in the change in estimates of conventional assets	(611)	3,442
Increases (Note 9.2)	201	359
Foreign exchange differences	(1,494)	(369)
Amounts at end of year	2,612	4,516	1,084
Provisions for contingencies [member]
Disclosure of other provisions [line items]
Amounts at beginning of year	14	101
Incorporation through business combination (Note 1.2.2 and 32)	12,051	0
Increases (Note 9.2)	735	688
Amounts incurred for payments/settlements	(3,512)	(751)
Foreign exchange differences	(4,044)	(24)
Amounts at end of year	$ 5,244	$ 14	$ 101